PROVISIONS (Details) - USD ($) $ in Thousands		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Provision for onerous contracts
Provision for losses on investment in joint ventures	[1]	$ 0		$ 554
Provision for onerous contracts		80	[2]	405	[2]	$ 813
Total Provisions		$ 80		$ 959

[1]	The joint venture, Island Bulk Carriers, generated profits during 2020 and the Group has reversed provisions of $554,000 representing the reduction of the Group’s share of the joint venture losses.
[2]	Provision for onerous contracts represents the present value of the future charter payments of short-term leases that the Group is presently obligated to make under non-cancellable onerous operating charter agreements and contracts of affreightment, less charter revenue expected to be earned on the charter. The estimate may vary as a result of changes to ship running costs and charter and freight revenue. Except for short-term onerous contracts when the effect of discounting is immaterial, the rate used to discount the future charter payments is 6.86% (2019: 7.61%).